Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Name of Related Parties and Relationship	The following is a list of related parties which the Group has transactions with:
No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, CEO and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Ishiyama	An equity method investee of the Group

Schedule of Amount Due to Related Parties	Amount due to related parties consisted of the following for the periods indicated:
		As of September 30,
		2024	2023
Mrs. Qi Xiaoyu	Expenses paid on behalf of the Group	$—	$1,206,121
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	208,943	108,002
Mr. Wu Zhihua	Expenses paid on behalf of the Group	—	—
Ms. Wu Shunyu	Expenses paid on behalf of the Group	105,601	99,481
Total		$314,544	$1,413,604

Schedule of Related Party Transactions	Related party transactions
	For the years ended September 30,
Nature	2024	2023	2022
Expenses paid on behalf of the Group by related parties

Mrs. Qi Xiaoyu	$6,669	$1,480,137	$1,165,096
Ms. Wu Shunyu	6,120	30,222	104,225
Mr. Fuyunishiki Ryo	433,680	218,038	78,240
Mr. Wu Zhihua	—	—	76,299
Total	$446,469	$1,728,398	$1,424,460

Proceed of Interest-free loan from related parties
Mrs. Qi Xiaoyu	$2,815,899	$—	$—
Mr. Fuyunishiki Ryo	86,478	—	—
Mr. Wu Zhihua	129,090	—	—
Total	$3,031,467	$—	$—

Repayment to (receivable from) related parties
Mrs. Qi Xiaoyu	$4,035,593	$—	$—
Mr. Fuyunishiki Ryo	428,409	—	—
Mr. Wu Zhihua	129,090	—	—
Ishiyama	—	(35,990)	34,552
Total	$4,593,092	$(35,990)	$34,552